SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2019 shares	Jan. 21, 2019 CAD ($) $ / shares shares	Dec. 31, 2019 USD ($)
Disclosure of classes of share capital [abstract]
Number of shares issued on conversion of convertible notes	12,846,296
Number of shares issued upon closing of non-brokered private placement		3,000,000
Common shares issued, per share amount | $ / shares		$ 0.05
Shares issued for cash		$ 150	$ 132